Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Stock	Equity Reserves	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Begning balance, Shares at Dec. 31, 2016	52,431,001
Begning balance, Amount at Dec. 31, 2016	$ 80,785	$ 9,100	$ (97)	$ (6,456)	$ (21,538)	$ 61,794
Common shares issued for cash:
Brokered public offerings, Shares	10,000
Brokered public offerings, Amount	$ 17					17
Brokered public offerings, Less share issuance costs, Shares
Brokered public offerings, Less share issuance costs, Amount	$ (1)					(1)
Exercise of stock options, Shares	20,000
Exercise of stock options, Amount	$ 25
Carrying value of stock options exercised	20	(20)
Stock options cancelled or expired		(139)			139
Carrying value of RSUs exercised, Shares	257,152
Carrying value of RSUs exercised, Amount	$ 623	(623)
Carrying value of RSUs exercised, Less share issuance cost, Shares
Carrying value of RSUs exercised, Less share issuance cost, Amount	$ (1)					(1)
Share-based payments		2,263				2,263
Net income for the year					2,522	2,522
Currency translation differences				2,383		2,383
Ending balance, Shares at Dec. 31, 2017	52,718,153
Ending balance, Amount at Dec. 31, 2017	$ 81,468	10,581	(97)	(4,073)	(18,877)	69,002
Common shares issued for cash:
Brokered public offerings, Shares	10,105,658
Brokered public offerings, Amount	$ 6,547					6,547
Brokered public offerings, Less share issuance costs, Shares
Brokered public offerings, Less share issuance costs, Amount	$ (895)					(895)
At the market issuances, Shares	151,800
At the market issuances, Amount	$ 136					136
At the market issuances, Less: Issuance costs, Shares
At the market issuances, Less: Issuance costs, Amount	$ (4)					(4)
Exercise of stock options, Shares	87,500
Exercise of stock options, Amount	$ 112					112
Carrying value of stock options exercised	84	(84)
Stock options cancelled or expired		(746)			746
Carrying value of RSUs exercised, Shares	274,658
Carrying value of RSUs exercised, Amount	$ 602	(602)
Carrying value of RSUs exercised, Less share issuance cost, Shares
Carrying value of RSUs exercised, Less share issuance cost, Amount	$ (5)					(5)
Share-based payments		700				700
Net income for the year					1,626	1,626
Currency translation differences				(2,051)		(2,051)
Ending balance, Shares at Dec. 31, 2018	63,337,769
Ending balance, Amount at Dec. 31, 2018	$ 88,045	9,849	(97)	(6,124)	(16,505)	75,168
Common shares issued for cash:
Brokered public offerings, Shares	7,735,360
Brokered public offerings, Amount	$ 4,877					4,877
Brokered public offerings, Less share issuance costs, Shares
Brokered public offerings, Less share issuance costs, Amount	$ (472)					(472)
At the market issuances, Shares	4,954,000
At the market issuances, Amount	$ 2,924					2,924
At the market issuances, Less: Issuance costs, Shares
At the market issuances, Less: Issuance costs, Amount	$ (162)					(162)
Carrying value of stock options exercised
Stock options cancelled or expired		(762)			762
Carrying value of RSUs exercised, Shares	565,259
Carrying value of RSUs exercised, Amount	$ 835	(835)
Fair value of warrants issued		116				116
Shares to be issued	349					349
Share-based payments		1,023				1,023
Net income for the year					(31,461)	(31,461)
Currency translation differences				1,561		1,603
Ending balance, Shares at Dec. 31, 2019	76,592,388
Ending balance, Amount at Dec. 31, 2019	$ 96,396	$ 9,391	$ (97)	$ (4,563)	$ (47,204)	$ 53,923